Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 448,626	$ 226,045
Accounts receivable	13,550	11,577
Other	16,160	12,102
Total current assets	478,336	249,724
Non-current assets
Mineral stream interests	5,841,478	5,905,797
Early deposit mineral stream interests	45,342	34,741
Mineral royalty interest	6,606	6,606
Long-term equity investments	60,799	61,477
Convertible notes receivable	0	17,086
Property, plant and equipment	4,814	5,509
Other	11,320	15,211
Total non-current assets	5,970,359	6,046,427
Total assets	6,448,695	6,296,151
Current liabilities
Accounts payable and accrued liabilities	9,546	13,935
Current portion of performance share units	11,989	14,807
Current portion of lease liabilities	824	813
Other	97	136
Total current liabilities	22,456	29,691
Non-current liabilities
Lease liabilities	1,619	2,060
Deferred income taxes	236	100
Performance share units	4,517	11,498
Pension liability	3,066	2,685
Total non-current liabilities	9,438	16,343
Total liabilities	31,894	46,034
Shareholders' equity
Issued capital	3,729,300	3,698,998
Reserves	12,273	47,036
Retained earnings	2,675,228	2,504,083
Total shareholders' equity	6,416,801	6,250,117
Total liabilities and shareholders' equity	$ 6,448,695	$ 6,296,151